Consolidated statements of changes in equity (CHF) In Millions, unless otherwise specified		Total	Total shareholders' equity	Common shares	Additional paid-in capital		Retained earnings	Treasury shares, at cost	Accumulated other comprehensive income	Noncontrolling interests		Bank	Bank Total shareholders' equity	Bank Common shares	Bank Additional paid-in capital		Bank Retained earnings	Bank Treasury shares, at cost	Bank Accumulated other comprehensive income	Bank Noncontrolling interests
Balance at Dec. 31, 2009		48,328	37,517	47	24,706		25,258	(856)	(11,638)	10,811		47,817	33,294	4,400	25,268		12,527	(487)	(8,414)	14,523
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		(57)	(20)		(20)					(37)		(9)								(9)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(2,059)								(2,059)		(2,207)								(2,207)
Sale of subsidiary shares to noncontrolling interests, changing ownership		1								1
Sale of subsidiary shares to noncontrolling interests, not changing ownership		1,907								1,907		471								471
Net income/(loss)		5,920	5,098				5,098			822		5,210	4,408				4,408			802
Cumulative effect of accounting changes, net of tax		(2,249)	(2,249)				(2,384)		135			(2,249)	(2,249)				(2,384)		135
Total other comprehensive income/(loss), net of tax		(3,796)	(3,052)						(3,052)	(744)		(3,684)	(2,450)						(2,450)	(1,234)
Issuance of common shares		9	9		9							1,567	1,567		1,567
Sale of treasury shares		24,749	24,749		19			24,730				2,082	2,082		(28)			2,110
Repurchase of treasury shares		(26,846)	(26,846)					(26,846)				(1,623)	(1,623)					(1,623)
Share-based compensation, net of tax		836	827		(1,593)			2,420		9		(1,717)	(1,727)		(1,727)					10
Financial instruments indexed to own shares		(95)	(95)		(95)
Dividends on share-based compensation, net of tax												(87)	(87)		(87)
Dividends paid		(2,800)	(2,656)				(2,656)					(3,589)	(3,446)				(3,446)
Cash dividends paid to noncontrolling interest holders										(144)										(143)
Change in scope of consolidation, net		(911)								(911)		(911)								(911)
Other		78								78		79								79
Balance at Dec. 31, 2010		43,015	33,282	47	23,026		25,316	(552)	(14,555)	9,733		41,150	29,769	4,400	24,993		11,105	0	(10,729)	11,381
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		(100)	6		6					(106)		(1)	(5)		(5)					4
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(3,042)								(3,042)		(3,369)								(3,369)
Sale of subsidiary shares to noncontrolling interests, changing ownership			(7)		(7)					7
Sale of subsidiary shares to noncontrolling interests, not changing ownership		522								522		544								544
Net income/(loss)		2,741	1,953				1,953			788		1,993	1,141				1,141			852
Total other comprehensive income/(loss), net of tax		(534)	(579)						(579)	45		(187)	(226)						(226)	39
Issuance of common shares		1,127	1,127	2	1,125							(2)	(2)
Other activities relating to the issuance of common shares															(2)
Sale of treasury shares		11,853	11,853		(102)			11,955				615	615		3			612
Repurchase of treasury shares		(11,790)	(11,790)					(11,790)				(612)	(612)					(612)
Share-based compensation, net of tax		152	152		(145)			297				(147)	(145)		(145)					(2)
Financial instruments indexed to own shares		164	164		164
Dividends on share-based compensation, net of tax												(85)	(85)		(85)
Dividends paid		(1,948)	(1,862)				(216)					(481)	(422)				(422)
Dividends paid out of reserves from capital contributions					(1,646)
Cash dividends paid to noncontrolling interest holders										(86)										(59)
Changes in redeemable noncontrolling interests		(765)	(625)		(625)					(140)		(765)	(625)		(625)					(140)
Change in scope of consolidation, net		(310)								(310)		(302)								(302)
Balance at Dec. 31, 2011		41,085	33,674	49	21,796		27,053	(90)	(15,134)	7,411		38,351	29,403	4,400	24,134		11,824	0	(10,955)	8,948
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, changing ownership		40	44		44					(4)		162	252		252					(90)
Purchase of subsidiary shares from noncontrolling interests, not changing ownership	[1],[2]	(809)								(809)		(875)								(875)
Sale of subsidiary shares to noncontrolling interests, not changing ownership	[2]	116								116		240								240
Net income/(loss)		1,696	1,349				1,349			347	[3]	1,506	2,095				2,095			(589)	[4]
Total other comprehensive income/(loss), net of tax		(894)	(769)						(769)	(125)		(1,212)	(1,001)						(1,001)	(211)
Issuance of common shares		1,930	1,930	4	1,926
Sale of treasury shares		8,355	8,355		(3)			8,358
Repurchase of treasury shares		(8,859)	(8,859)					(8,859)
Share-based compensation, net of tax		1,064	1,064		932	[5]		132				889	889		889	[6]
Financial instruments indexed to own shares	[7]	(9)	(9)		(9)
Dividends on share-based compensation, net of tax												(50)	(50)		(50)
Dividends paid		(1,296)	(1,242)				(231)					(321)	(267)				(267)
Dividends paid out of reserves from capital contributions					(1,011)
Cash dividends paid to noncontrolling interest holders										(54)										(54)
Changes in redeemable noncontrolling interests		(7)	(7)		(7)	[8]						(7)	(7)		(7)	[9]
Change in scope of consolidation, net		(96)								(96)		25								25
Other		(32)	(32)		(32)							3,453	3,453		3,468	[10]	(15)
Balance at Dec. 31, 2012		42,284	35,498	53	23,636		28,171	(459)	(15,903)	6,786		42,161	34,767	4,400	28,686		13,637	0	(11,956)	7,394

[1]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[2]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[3]	Net income attributable to noncontrolling interests excludes CHF 11 million due to redeemable noncontrolling interests.
[4]	Net income/(loss) attributable to noncontrolling interests excludes CHF 11 million due to redeemable noncontrolling interests.
[5]	Includes a net tax benefit of CHF 41 million from the excess fair value of shares delivered over recognized compensation expense.
[6]	Includes a net tax benefit of CHF 30 million from the excess fair value of shares delivered over recognized compensation expense.
[7]	The Group had purchased certain call options on its own shares to economically hedge share-based compensation awards. In accordance with US GAAP, these call options were designated as equity instruments and, as such, were initially recognized in shareholders' equity at their fair values and not subsequently remeasured.
[8]	Represents the accrued portion of the redemption value of redeemable noncontrolling interests in Credit Suisse Hedging-Griffo Investimentos S.A. Refer to "Other commitments" in Note 31 - Guarantees and commitments for further information.
[9]	Represents the accrued portion of the redemption value of redeemable noncontrolling interests in Credit Suisse Hedging-Griffo Investimentos S.A. Refer to "Note 30 - Guarantees and commitments" for further information.
[10]	Represents a capital contribution from Credit Suisse Group AG to Credit Suisse AG following the issuance of mandatory and contingent convertible securities in July 2012 by the Group.